Financial and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Consolidated Balance Sheet: Fair Value of Derivatives not Designated as Hedging Instruments
Consolidated Balance Sheet: Fair Value of Derivatives

			At December 31
Type of Contract	Balance Sheet Classification	2023	2022
Commodity	Accounts and notes receivable	$151	$175
Commodity	Long-term receivables, net	8	9
Total assets at fair value		$159	$184
Commodity	Accounts payable	$216	$46
Commodity	Deferred credits and other noncurrent obligations	46	12
Total liabilities at fair value		$262	$58

Consolidated Statement of Income: The Effect of Derivatives not Designated as Hedging Instruments
Consolidated Statement of Income: The Effect of Derivatives

Type of Derivative	Statement of	Gain/(Loss) Year ended December 31
Contract	Income Classification	2023	2022	2021
Commodity	Sales and other operating revenues	$(304)	$(651)	$(685)
Commodity	Purchased crude oil and products	(154)	(226)	(64)
Commodity	Other income (loss)	(47)	10	(46)
		$(505)	$(867)	$(795)

Consolidated Balance Sheet: The Effect of Netting Derivative Assets
The table below represents gross and net derivative assets and liabilities subject to netting agreements on the Consolidated Balance Sheet at December 31, 2023 and 2022.
Consolidated Balance Sheet: The Effect of Netting Derivative Assets and Liabilities

At December 31, 2023	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amounts
Derivative Assets - not designated	$2,394	$2,242	$152	$4	$148
Derivative Assets - designated	$8	$1	$7	$—	$7
Derivative Liabilities - not designated	$2,504	$2,242	$262	$15	$247
Derivative Liabilities - designated	$1	$1	$—	$—	$—
At December 31, 2022
Derivative Assets - not designated	$2,591	$2,407	$184	$5	$179
Derivative Assets - designated	$8	$8	$—	$—	$—
Derivative Liabilities - not designated	$2,450	$2,407	$43	$—	$43
Derivative Liabilities - designated	$23	$8	$15	$—	$15

Consolidated Balance Sheet: The Effect of Netting Derivative Liabilities
The table below represents gross and net derivative assets and liabilities subject to netting agreements on the Consolidated Balance Sheet at December 31, 2023 and 2022.
Consolidated Balance Sheet: The Effect of Netting Derivative Assets and Liabilities

At December 31, 2023	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Presented	Gross Amounts Not Offset	Net Amounts
Derivative Assets - not designated	$2,394	$2,242	$152	$4	$148
Derivative Assets - designated	$8	$1	$7	$—	$7
Derivative Liabilities - not designated	$2,504	$2,242	$262	$15	$247
Derivative Liabilities - designated	$1	$1	$—	$—	$—
At December 31, 2022
Derivative Assets - not designated	$2,591	$2,407	$184	$5	$179
Derivative Assets - designated	$8	$8	$—	$—	$—
Derivative Liabilities - not designated	$2,450	$2,407	$43	$—	$43
Derivative Liabilities - designated	$23	$8	$15	$—	$15